Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in actuarial gains (losses) and past service costs, tax effect	$ 6,608	$ (246)	$ 2,394
Foreign currency translation adjustment, tax effect	(1,695)	0	(6)
Change in fair value of cash flow hedges, tax effect	$ (249)	$ 257	$ 269